1933 Act File No.	2-91090
1940 Act File No.	811-4017

Form N-1A

SECURITIES AND EXCHANGE COMMISSION
Washington, DC  20549

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

Pre-Effective Amendment No.

Post-Effective Amendment No.	108

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

Amendment No.	102

FEDERATED EQUITY FUNDS
(Exact Name of Registrant as Specified in Charter)

Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
 (Address of Principal Executive Offices)

(412) 288-1900
 (Registrant’s Telephone Number, including Area Code)

John W. McGonigle, Esquire
Federated Investors Tower
Pittsburgh, Pennsylvania  15222-3779
 (Name and Address of Agent for Service)

It is proposed that this filing will become effective (check appropriate box):

immediately upon filing pursuant to paragraph (b)
X	on	January 29, 2010	pursuant to paragraph (b)
60 days after filing pursuant to paragraph (a)(1)
	on		pursuant to paragraph (a)(1)
75 days after filing pursuant to paragraph (a)(2)
	on		pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box:

X	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

This amendment to Registration Statement hereby incorporates by reference, pursuant to Rule 411 under the Securities Act of 1933, Parts A and B of Post-Effective Amendment No. 104 filed November 13, 2009 in their entirety. (File No. 2-91090 and 811-4017).

Item 28.  Exhibits

(a)
1	Conformed copy of Amended and Restated Declaration of Trust of the Registrant;	(12)
2	Amendment Nos. 4, 5, 6 and 7;	(31)
3	Amendment No. 8;	(19)
4	Amendment Nos. 9, 10 and 11;	(21)
5	Amendment Nos. 12 and 13;	(23)
6	Amendment Nos. 14, 15, 16 and 17;	(24)
7	Amendment No. 18;	(25)
8	Amendment No. 19;	(29)
9	Amendment Nos. 20 and 21;	(31)
10	Amendment No. 22;	(33)
11	Amendment No. 23;	(34)
12	Amendment No. 24;	(36)
13	Amendment No. 25;	(39)
14	Amendment No. 26;	(40)
15	Amendment Nos. 27 & No. 28;	(42)
16	Amendment Nos. 29 and 30;	(43)
17	Amendment No. 31;	(45)
18	Amendment No. 32;	(46)
19	Amendment No. 33	(49)

(b)
1	Copy of Amended and Restated By-Laws of the Registrant;	(12)
2	Amendment Nos. 5, 6 and 7;	(18)
3	Amendment No. 8;	(24)
4	Amendment No. 9;	(29)
5	Amendment No. 10;	(32)
6	Amendment No. 11;	(37)
7	Amendment No. 12;	(39)

(c)
1	Specimen Share Certificate for Federated Small Cap Strategies Fund;	(7)
2	Specimen Share Certificate for Federated Mid Cap Growth Strategies Fund;	(8)
3	Specimen Share Certificate for Federated Capital Appreciation Fund;	(9)
	As of September 1, 1997, Federated Securities Corp. stopped issuing share certificates.

(d)
1	Conformed copy of Investment Advisory Contract of the Registrant (Federated Mid Cap Growth Strategies Fund);	(5)
2	Conformed copy of Investment Advisory Contract on behalf of the Registrant, which includes Exhibit B for Federated Capital Appreciation Fund;	(10)
3	Conformed copies of Exhibits D & E for Federated Large Cap Growth Fund and Federated Technology Fund, respectively;	(19)
4	Conformed copy of Exhibit G to the Investment Advisory Contract for Federated Kaufmann Fund;	(23)
5	Conformed copy of Exhibit I to the Investment Advisory Contract for Federated Market Opportunity Fund;	(23)
6	Conformed copy of Amendment to Investment Advisory Contract of the Registrant;	(23)
7	Conformed copy of Sub-Advisory Agreement for Federated Kaufmann Fund, which includes Exhibit A, dated December 1, 2001;	(23)
8	Conformed copy of Sub-Advisory Agreement for Federated Kaufmann Small Cap Fund, which includes Exhibit A;	(24)
9	Conformed copy of Exhibit J to the Investment Advisory Contract for Federated Kaufmann Small Cap Fund;	(24)
10	Conformed copy of Sub-Advisory Contract for Federated Market Opportunity Fund, which includes Exhibit A;	(31)
11	Conformed copy of Sub-Advisory Contract for Federated Technology Fund, which includes Exhibit A;	(31)
12	Conformed copy of Assignments of Federated Investment Management Company to Federated Equity Management Company of Pennsylvania for Advisory and Sub-Advisory Contracts of Federated Capital Appreciation Fund, Federated Kaufmann Fund, Federated Small Cap Kaufmann Fund, Federated Market Opportunity Fund, and Federated Technology Fund;	(31)
13	Conformed copy of Assignment of Federated Investment Management Company to Federated Global Investment Management Company for Advisory Contract of Federated Large Cap Growth Fund;	(31)
14	Conformed copy of Assignment of Federated Investment Management Company to Federated Equity Management Company of Pennsylvania for Advisory Contract of Federated Mid Cap Growth Strategies Fund;	(31)
15	Conformed copy of Investment Advisory Contract of the Registrant, which includes Exhibit A (Federated Strategic Value Fund);	(33)
16	Conformed copy of the Sub-Advisory Contract for Federated Absolute Advantage Fund;	(36)
17	Conformed copy of Exhibit B to the Investment Advisory of the Registrant;	(36)
18	Conformed copy of Assignment of Federated Global Investment Management Corp. to Federated Equity Management Company of Pennsylvania for Advisory Contract of Federated Large Cap Growth Fund;	(39)
19	Conformed copy of Federated Global Investment Management Corp. for Federated InterContinental Fund;	(42)
20	Conformed copy of Exhibit B to the investment advisory contract for Federated Kaufmann Large Cap Fund;	(43)
21	Conformed copy of Sub-Advisory Agreement for Federated Kaufmann Large Cap Fund, including Exhibit A;	(43)
22	Conformed copy of Investment Advisory Contract of the Registrant (Federated Prudent Bear Fund);	(46)
23	Conformed copy of Exhibits B, C and D to the Investment Advisory Contract with Federated Global Investment Management Company;	(47)
24	Conformed copy of Exhibit C to the Investment Advisory Contract with FEMCoPA;	(47)

(e)
1	Conformed copy of Distributor’s Contract of the Registrant;	(10)
2	Conformed copies of Exhibits D and F to the Distributor’s Contract for Federated Mid Cap Growth Strategies Fund, (Class A and C Shares);	(10)
3	Conformed copies of Exhibits G and I to the Distributor’s Contract for Federated Capital Appreciation Fund, (Class A and C Shares);	(10)
4	Conformed copy of Distributor’s Contract (Class B Shares);	(16)
5	Conformed copies of Exhibits M and N to the Distributor’s Contract for Federated Large Cap Growth Fund, (Class A and C Shares);	(19)
6	Conformed copies of Exhibits O and P to the Distributor’s Contract for Federated Communications Technology Fund, (Class A and C Shares);	(19)
7	Conformed copy of Exhibits S & T to the Distributor’s Contract for Federated Market Opportunity Fund (Class A and Class C Shares);	(22)
8	Conformed copy of Exhibit U to the Distributor’s Contract for Federated Kaufmann Fund (Class K Shares);	(23)
9	Conformed copy of Exhibits V & W to the Distributor’s Contract for Federated Kaufmann Fund (Class A and Class C Shares);	(22)
10	Conformed copy of Amendment to the Distributor’s Contract of the Registrant, dated June 1, 2001;	(23)
11	Conformed copy of Exhibit X to the Distributor’s Contract for Federated Kaufmann Small Cap Fund (Class A Shares);	(24)
12	Conformed copy of Exhibit Y to the Distributor’s Contract for Federated Kaufmann Small Cap Fund (Class C Shares);	(24)
13	Conformed copy of Exhibit Z to the Distributor's Contract for Federated Capital Appreciation Fund (Class K Shares);	(28)
14
The Registrant hereby incorporates the conformed copy of the specimen Mutual Funds Sales and Service Agreement; Mutual Funds Service Agreement; and Plan Trustee/Mutual Funds Service Agreement from Item 24(b)(6)(ii)-(iv) of the Cash Trust Series II Registration Statement on Form N-1A, filed with the Commission on July 24, 1995. (File No. 33-38550 and 811-6269)

15	Conformed copy of Amendment to the Distributor’s Contract of the Registrant, dated October 1, 2003;	(31)
16	Conformed copy of Amendment to the Distributor’s Contract (Class B Shares) of the Registrant, dated June 1, 2001;	(31)
17	Conformed copy of Amendment to the Distributor’s Contract (Class B Shares) of the Registrant, dated October 1, 2003;	(31)
18	Conformed copy of Exhibit AA and BB to the Distributor’s Contract for Federated Strategic Value Fund (Class A and Class C Shares);	(33)
19	Conformed copy of Exhibit CC to the Distributors Contract for Federated Strategic Value Fund (Institutional Shares);	(35)
20	Conformed copy of Exhibits, DD, EE, FF and GG to the Distributors Contract;	(36)
21	Conformed copy of Exhibit HH to Distributors Contract for Federated Mid-Cap Growth Strategies Fund;	(39)
22	Conformed copy of Exhibit II, JJ, KK and LL to Distributors Contract for Federated InterContinental Fund;	(42)
23	Conformed copy of Amendment 1 to Exhibit G, S, DD and JJ;	(43)
24	Conformed copy of Exhibits to the Distributor’s Contract for Federated Prudent Bear Fund (Class A Shares, Class C Shares);	(46)
25	Conformed copy of Exhibits SS, TT, UU, YY, ZZ, AAA, BBB, CCC, DDD, EEE, FFF, GGG and HHH to the Distributor’s Contract;	(47)
26	Conformed copy of Schedule A to the Distributor’s Contract for Class B Shares;	(48)

(f)	Not applicable

(g)
1	Conformed Copy of the Custodian Agreement of the Registrant;	(6)
2	Conformed copy of Custodian Fee Schedule;	(15)
3	Conformed copy of Amendment to Custodian contract of the Registrant dated February 3, 2006;	(39)

(h)
1	Conformed copy of Amended and Restated Agreement for Fund Accounting Services, Administrative Services, Shareholder Transfer Agency Services and Custody Services Procurement;	(17)
2	Conformed copy of Amendment to Agreement for Fund Accounting Services, Administrative Services, Shareholder Transfer Agency Services and Custody Services Procurement;	(23)
3	Conformed copy of Principal Shareholder Service’s Agreement (Class B Shares);	(16)
4	Conformed copy of Exhibit 1 to the Principal Shareholder Service’s Agreement (Class B Shares);	(23)
5	Conformed copy of Shareholder Services Agreement (Class B Shares);	(16)
6	Conformed copy of Exhibit 1 to the Shareholder Services Agreement (Class B Shares);	(23)
7
The Registrant hereby incorporates by reference the conformed copy of the Shareholder Services Sub-Contract between Fidelity and Federated Shareholder Services from Item 24(b)(9)(iii) of the Federated GNMA Trust Registration Statement on Form N-1A, filed with the Commission on March 25, 1996 (File Nos. 2-75670 and 811-3375).

8
The Registrant hereby incorporates the conformed copy of the Second Amended and Restated Services Agreement, with attached Schedule 1 revised 6/30/04, from Item (h)(v)(ii) of the Cash Trust Series, Inc. Registration Statement on Form N-1A filed with the Commission on July 29, 2004, (File Nos. 33-29838 and 811-5843).

9	The responses described in Item 23(e)(xiv) are hereby incorporated by reference.
10
The Registrant hereby incorporates the conformed copy of Amendment No. 2 to the Amended & Restated Agreement for Fund Accounting Services, Administrative Services, Transfer Agency Services and Custody Services Procurement from Item 23 (h)(v) of the Federated U.S. Government Securities:  2-5 Years Registration Statement on Form N-1A, filed with the Commission on March 30, 2004. (File Nos. 2-75769 and 811-3387);

11
The Registrant hereby incorporates the conformed copy of Amendment No. 3 to the Amended & Restated Agreement for Fund Accounting Services, Administrative Services, Transfer Agency Services and Custody Services Procurement from Item 23 (h)(v) of the Federated U.S. Government Securities: 2-5 Years Registration Statement on Form N-1A, filed with the Commission on March 30, 2004. (File Nos. 2-75769 and 811-3387;

12
The Registrant hereby incorporates by reference the conformed copy of the Agreement for Administrative Services, with Exhibit 1 and Amendments 1 and 2 attached, between Federated Administrative Services and the Registrant from Item 23(h)(iv)of the Federated Total Return Series, Inc. Registration Statement on Form N-1A, filed with the Commission on November 29, 2004.  (File Nos. 33-50773 and 811-7115);

13
The Registrant herby incorporates by reference the conformed copy of the Financial Administration and Accounting Services Agreement, with attached Exhibit A revised 3/1/06, from Item (h)(viii) of the Federated Total Return Government Bond Fund, Registration Statement on Form N-1A, filed with the Commission on April 26, 2006. (File Nos. 33-60411 and 811-07309)

14
The Registrant hereby incorporates by reference the conformed copy of Transfer Agency and Service Agreement between the Federated Funds listed on Schedule A revised 3/1/06 and State Street Bank and Trust Company from Item 23(h)(ix) of the Federated Total Return Government Bond Fund Registration Statement on Form N-1A, filed with the Commission on April 26, 2006.  (File Nos. 33-60411 and 811-07309)

15
The Registrant hereby incorporates by reference the conformed copy of Amendment No. 3 to the Agreement for administrative Services between Federated Administrative Services Company and the Registrant dated June 1, 2005, form Item 23 (h)(ii) of the Cash Trust Series, Inc. Registrant Statement on Form N-1A, filed with the Commission on July 27, 2005.  (File Nos. 33-29838 and 811-5843)

16
The Registrant hereby incorporates the Copy of Schedule 1, revised 9/1/05, to the Second Amended and Restated Services Agreement, from Item h(ix) of the Federated Institutional Trust Registration Statement on Form N-1A, filed with the Commission on September 28, 2005.  (File Nos. 33-54445 and 811-7193)

17
The Registrant hereby incorporates the Copy of Exhibit A, revised 9/1/05, to the Financial Administration and Accounting Services Agreement, from Item h(x) of the Federated Institutional Trust Registration Statement on Form N-1A, filed with the Commission on September 28, 2005.  (File Nos. 33-54445 and 811-7193)

18
The Registrant hereby incorporates the Copy of Schedule 1, revised 6/1/05, to the Transfer Agency and Services Agreement between the Federated Funds and State Street Bank and Trust Company from , from Item h(xi) of the Federated Institutional Trust Registration Statement on Form N-1A, filed with the Commission on September 28, 2005.  (File Nos. 33-54445 and 811-7193)

19
The Registrant hereby incorporates the conformed copy of the Transfer Agency and Service Agreement between the Federated Funds and State Street Bank and Trust Company form Item 23(h)(ix) of the Federated Stock Trust Registration statement on Form N-1A, filed with the Commission on December 29, 2005. (File Nos. 33-60411 and 811-07309).

20	The Registrant hereby incorporates the conformed copy of Schedule A to the Transfer Agency and the Service Agreement;	(47)
21	Conformed copy of Amendment to Exhibit A and Amendment to Exhibit B of the Fund Accounting Agreement with The Bank of New York Mellon;	(47)
22	Conformed copy of Schedule A to the Transfer Agency Agreement;	(48)
23	Conformed copy of Exhibit A to the Financial Administration and Accounting Service Agreement;	(48)
24	Conformed copy of Exhibit 1 to the Administrative Services Agreement;	(48)
25	Conformed copy of Schedule 1 to the Second Amended and Restated Services Agreement;	(48)
26	Conformed copy of Schedule A of the Shareholder Services Agreement for Class B Shares;	(48)
27	Conformed copy of Schedule A of the Principal Shareholder Services Agreement for Class B Shares;	(48)

(i)	Conformed copy of the Opinion and Consent of Counsel regarding legality of shares being registered;	(6)

(j)
1	Conformed copy of Consent of Independent Registered Public Accounting Firm (Deloitte & Touche LLP);	(41)
2	Conformed copy of Consent of Independent Registered Public Accounting Firm (Ernst & Young LLP);	(43)
3	Conformed copy of Consent of Independent Registered Public Accounting Firm (KPMG LLP);	(44)
4	Conformed copy of Independent Registered Accounting Firm (Tait Weller& Baker)	(42)
5	Conformed copy of Consent of Independent registered Public Accounting Firm (PricewaterhouseCoopers LLP)	(45)
6	Conformed copy of Consent of Independent Registered Public Accounting Firm (KPMG LLP);	(48)
7	Conformed copy of Consent of Independent Registered Public Accounting Firm (KPMG LLP)	(51)
8	Conformed copy of Consent of Independent Registered Public Accounting Firm (Ernst & Young LLP)	(51)
9	Conformed copy of Consent of Independent Registered Public Accounting Firm (KPMG LLP)	(+)
10	Conformed copy of Consent of Independent Registered Public Accounting Firm (Ernst & Young LLP)	(+)

(k)	Not Applicable

(l)	Conformed copy of Initial Capital Understanding;	(2)

(m)
1	Conformed Copy of Distribution Plan of the Registrant, including Exhibits A, B and C;	(31)
2	The responses described in Item 23(e)(xiv) are hereby incorporated by reference
3	Conformed copy of Amendment to the Distribution Plan (Class B Shares);	(23)
4	Conformed copy of Exhibit D to the Distribution Plan of the Registrant;	(33)
5	Conformed copy of Exhibit E to the Distribution Plan of the Registrant;	(35)
6	Conformed copy of Exhibits H and I to the Distribution Plan of the Registrant;	(39)
7	Conformed copy of Amendment 1 to Exhibit E and J; Exhibit K, L, M, N, O and P to the Distribution Plan of the Registrant;	(43)
8	Conformed copy of Exhibits to the Distribution Plan of the Registrant;	(45)
9	Conformed copy of Exhibits Q, U, V, W, X, Y, Z and AA to the Distribution Plan of the Registrant;	(47)
10	Conformed copy of Schedule A to the Distribution Plan for Class B Shares;	(48)

(n)
1
The Registrant hereby incorporates the Copy of the Multiple Class Plan and attached Exhibits for all classes from Item (n) of the Federated Short-Term Municipal Trust Registration Statement on Form N-1A, filed with the Commission on August 28, 2006 (File Nos. 2-72277 and 811-3181);

2	Conformed copy of Class A Shares, Class B Shares, Class C Shares, Class K Shares and Institutional Shares Exhibits to Multiple Class Plan;	(47)
3	Conformed copy of Institutional Shares Exhibit to the Multiple Class Plan;	(48)
4	Conformed copy of Institutional Shares and Institutional Service Shares Exhibits to the Multiple Class Plan;	(49)
5	Conformed copy of Institutional Shares Exhibit to the Multiple Class Plan;	(50)

(o)
1	Conformed copy of Power of Attorney of the Registrant;	(19)
2	Conformed copy of Power of Attorney of Trustee of the Registrant;	(19)
3	Conformed copy of Limited Power of Attorney;	(27)
4	Conformed copy of Power of Attorney of Trustee of the Registrant;	(39)
5	Conformed copy of Power of Attorney of Trustee of the Registrant;	(39)
6	Conformed copy of Power of Attorney of the Registrant;	(39)
7	Conformed copy of Power of Attorney of Trustee of the Registrant;	(41)
8	Conformed copy of Power of Attorney of Trustee of the Registrant;	(44)
9	Conformed copy of Power of Attorney of Trustee for Maureen Lally-Green;	(49)

(p)
1
The Registrant hereby incorporates the conformed copy of the Code of Ethics for Access Persons from Item 23(p) of the Federated Money Market Obligations Trust Registration Statement on Form N-1A filed with the Commission on February 26, 2004. (File Nos. 33-31602 and 811-5950);

2
The Registrant hereby incorporates the conformed copy of the Federated Investors, Inc. Code of Ethics for Access Persons, effective 1/1/2005, from Item 23(p) of the Money Market Obligations Trust Registration Statement on Form N-1A, filed with the Commission on February 25, 2005.  (File Nos. 33-31602 and 811-5950).

3	Conformed Copy of the Federated Investors, Inc. Code of Ethics for Access Persons Effective 10/01/2008	(48)

+	Exhibit is being filed electronically with registration statement; indicate by footnote

ALL RESPONSES ARE INCORPORATED BY REFERENCE TO A POST-EFFECTIVE AMENDMENT (PEA) OF THE REGISTRANT FILED ON FORM N-1A (FILE NOS. 1933 Act No. 2-91090 and 1940 Act No. 811-4017)
2	PEA No. 1 filed February 28, 1985
5	PEA No. 21 filed June 30, 1995
6	PEA No. 20 filed December 29, 1994
7	PEA No. 21 filed June 30, 1995
8	PEA No. 22 filed July 17, 1995
9	PEA No. 25 filed August 31, 1995
10	PEA No. 26 filed September 12, 1995
12	PEA No. 32 filed September 3, 1996
15	PEA No. 31 filed October 30, 1997
16	PEA No. 35 filed December 30, 1997
17	PEA No. 40 filed October 9, 1998
18	PEA No. 41 filed November 2, 1998
19	PEA No. 44 filed December 28, 1999
21	PEA No. 50 filed December 29, 2000
22	PEA No. 52 filed March 20, 2001
23	PEA No. 51 filed December 27, 2001
24	PEA No. 57 filed December 26, 2002
25	PEA No. 59 filed February 7, 2003
27	PEA No. 61 filed March 31, 2003
28	PEA No. 55 filed September 22, 2003
29	PEA No. 62 filed October 30, 2003
31	PEA No. 66 filed October 15, 2004
32	PEA No. 67 filed December 30, 2004
33	PEA No. 68 filed January 7, 2005
34	PEA No. 69 filed June 22, 2005
35	PEA No. 70 filed September 2, 2005
36	PEA No. 73 filed October 14, 2005
37	PEA No. 74 filed November 14, 2005
38	PEA No. 76 filed December 29, 2005
39	PEA No. 77 filed October 17, 2006
40	PEA No. 78 filed December 11, 2006
41	PEA No. 79 filed December 29, 2006
42	PEA No. 83 filed June 25, 2007
43	PEA No. 88 filed December 28, 2007
44	PE No. 92 filed April 10, 2008
45	PEA No. 93 filed July 15, 2008
46	PEA No. 96 filed September 11, 2008
47	PEA No. 97 filed December 30, 2008
48	PEA No. 101 filed February 27, 2009
49	PEA No. 102 filed September 30, 2009
50	PEA No. 103 filed November 13, 2009
51	PEA No. 105 filed November 30, 2009

Item 29 Persons Controlled by or Under Common Control with the Fund:
None

Item 30 Indemnification
(1)

Item 31 Business and Other Connections of Investment Adviser:
For a description of the other business of the Investment Adviser, see the section entitled “Who Manages the Fund?” in Part A. The affiliations with the Registrant of One of the Trustees and two of the Officers of the Investment Adviser are included in Part B of this Registration Statement under "Who Manages and Provides Services to the Fund?"  The remaining Trustees of the Investment Adviser and, in parentheses, their principal occupations are:  Thomas R. Donahue, (Chief Financial Officer, Federated Investors, Inc.), 1001 Liberty Avenue, Pittsburgh, PA, 15222-3779, John B. Fisher, (Vice Chairman, Federated Investors, Inc.) 1001 Liberty Avenue, Pittsburgh, PA, 15222-3779 and Mark D. Olson (a principal of the firm, Mark D. Olson & Company, L.L.C. and Partner, Wilson, Halbrook & Bayard, P.A.), 800 Delaware Avenue, P.O. Box 2305, Wilmington, DE  19899-2305.  The business address of each of the Officers of the Investment Adviser is Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, Pennsylvania 15222-3779.  These individuals are also officers of a majority of the Investment Advisers to the investment companies in the Federated Fund Complex described in Part B of this Registration Statement.

The remaining Officers of the Investment Adviser are:
President/ Chief Executive Officer:	John B. Fisher
Executive Vice President	Stephen F. Auth
Senior Vice Presidents:	Linda A. Duessel Steven Lehman Carol R. Miller Douglas C. Noland
Vice Presidents:	P. Ryan Bend G. Andrew Bonnewell Chad Hudson Angela Kohler Lila Manassa John L. Nichol Michael R. Tucker
Assistant Vice Presidents:	Ann Kruczek Dana Meissner Keith Michaud
Secretary:	G. Andrew Bonnewell
Treasurer:	Thomas R. Donahue
Assistant Treasurer:	Denis McAuley, III

Item 32 Principal Underwriters:
(a)	Federated Securities Corp., the Distributor for shares of the Registrant, acts as principal underwriter for the following open-end investment companies, including the Registrant:
Cash Trust Series, Inc.
Cash Trust Series II
Federated Adjustable Rate Securities Fund
Federated American Leaders Fund, Inc.
Federated Core Trust
Federated Core Trust II, L.P.
Federated Equity Funds
Federated Equity Income Fund, Inc.
Federated Fixed Income Securities, Inc.
Federated GNMA Trust
Federated Government Income Securities, Inc.
Federated High Income Bond Fund, Inc.
Federated High Yield Trust
Federated Income Securities Trust
Federated Income Trust
Federated Index Trust
Federated Institutional Trust
Federated Insurance Series
Federated Intermediate Government Fund, Inc.
Federated International Series, Inc.
Federated Investment Series Funds, Inc.
Federated Managed Allocation Portfolios
Federated Managed Pool Series
Federated MDT Series
Federated Municipal Securities Fund, Inc.
Federated Municipal Securities Income Trust
Federated Premier Intermediate Municipal Income Fund
Federated Premier Municipal Income Fund
Federated Short-Intermediate Duration Municipal Trust
Federated Stock and Bond Fund
Federated Stock Trust
Federated Total Return Government Bond Fund
Federated Total Return Series, Inc.
Federated U.S. Government Bond Fund
Federated U.S. Government Securities Fund: 1-3 Years
Federated U.S. Government Securities Fund: 2-5 Years
Federated World Investment Series, Inc.
Intermediate Municipal Trust
Edward Jones Money Market Fund
Money Market Obligations Trust
(b)

(1) Positions and Offices with Distributor	(2) Name	(3) Positions and Offices With Registrant
Chairman:	Richard B. Fisher	Vice President
Executive Vice President, Assistant Secretary and Director:	Thomas R. Donahue
President and Director:	Thomas E. Territ
Vice President and Director:	Peter J. Germain
Treasurer and Director:	Denis McAuley III

(1) Positions and Offices with Distributor	(2) Name	(3) Positions and Offices With Registrant
Senior Vice Presidents:
Michael Bappert
Richard W. Boyd
Bryan Burke
Charles L. Davis, Jr.
Laura M. Deger
Peter W. Eisenbrandt
Theodore Fadool, Jr.
Bruce Hastings
James M. Heaton
Harry J. Kennedy
Michael Koenig
Anne H. Kruczek
Amy Michaliszyn
Richard C. Mihm
Keith Nixon
Solon A. Person, IV
Brian S. Ronayne
Colin B. Starks
F. Andrew Thinnes
Robert F. Tousignant
William C. Tustin
Paul Uhlman

(1) Positions and Offices with Distributor	(2) Name	(3) Positions and Offices With Registrant
Vice Presidents:
Irving Anderson
Marc Benacci
Dan Berry
John B. Bohnet
Edward R. Bozek
Jane E. Broeren-Lambesis
Edwin J. Brooks, III
Daniel Brown
Mark Carroll
Dan Casey
Scott Charlton
Steven R. Cohen
James Conely
Kevin J. Crenny
G. Michael Cullen
Beth C. Dell
Jack Ebenreiter
Donald C. Edwards
Timothy Franklin
Peter Germain
Jamie Getz
Scott Gundersen
Peter Gustini
Dayna C. Haferkamp
Raymond J. Hanley
Vincent L. Harper, Jr.
Jeffrey S. Jones
Ed Koontz
Jerry L. Landrum
David M. Larrick
Christopher A. Layton
Michael H. Liss
Michael R. Manning
Michael Marcin
Diane Marzula
Martin J. McCaffrey
Mary A. McCaffrey
Joseph McGinley
Vincent T. Morrow
John C. Mosko
Doris T. Muller
Alec H. Neilly
Rebecca Nelson
Ted Noethling
John A. O’Neill
James E. Ostrowski
Stephen Otto
Mark Patsy
Rich Paulson
Chris Prado
Josh Rasmussen
Richard A. Recker
Diane M. Robinson
Timothy A. Rosewicz

(1) Positions and Offices with Distributor	(2) Name	(3) Positions and Offices With Registrant
Vice Presidents:
Eduardo G. Sanchez
Robert E. Savarese, Jr.
Thomas S. Schinabeck
Leland T. Scholey
Peter Siconolfi
Edward L. Smith
Peter Smith
John A. Staley
Jack L. Streich
Mark Strubel
Michael Vahl
David Wasik
G. Walter Whalen
Stephen White
Lewis Williams
Littell L. Wilson
Edward J. Wojnarowski
Michael P. Wolff
Erik Zettlemayer
Paul Zuber

(1) Positions and Offices with Distributor	(2) Name	(3) Positions and Offices With Registrant
Assistant Vice Presidents:	Robert W. Bauman Chris Jackson William Rose
Secretary:	C. Todd Gibson
Assistant Treasurer:	Lori A. Hensler Richard A. Novak

(c)	Not Applicable

Item 33 Location of Accounts and Records:
All accounts and records required to be maintained by Section 31(a) of the Investment Company Act of 1940 and Rules 31a-1 through 31a-3 promulgated thereunder are maintained at one of the following locations:

Registrant
Reed Smith LLP
Investment Management Group (IMG)
Federated Investors Tower
225 Fifth Avenue
Pittsburgh, PA  15222
(Notices should be sent to the Agent for Service at above address)
Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA  15086-7561

Federated Administrative Services (“Administrator”)	Federated Investors Tower 1001 Liberty Avenue Pittsburgh, PA 15222-3779
Federated Equity Management Company of Pennsylvania (“Adviser”)	Federated Investors Tower 1001 Liberty Avenue Pittsburgh, PA 15222-3779
Federated Investment Management Company (“Sub-Adviser”)	Federated Investors Tower 1001 Liberty Avenue Pittsburgh, PA 15222-3779
State Street Bank and Trust Company (“Transfer Agent, Dividend Disbursing Agent” and/or “Custodian”)	P.O. Box 8600 Boston, MA 02266-8600
The Bank of New York Mellon (“Custodian”) Federated Market Opportunity Fund only	One Wall Street New York, NY 10286

SIGNATURES
Pursuant to the requirements of the Securities Act of 1933, and the Investment Company Act of 1940, the Registrant, FEDERATED EQUITY FUNDS has  duly caused this Amendment to its Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of Pittsburgh and Commonwealth of Pennsylvania, on the 11th day of January, 2010.

FEDERATED EQUITY FUNDS
BY: /s/ C. Grant Anderson C. Grant Anderson, Assistant Secretary
Pursuant to the requirements of the Securities Act of 1933, this Amendment to its Registration Statement has been signed below by the following person in the capacity and on the date indicated:

NAME	TITLE	DATE
BY: /s/ C. Grant Anderson C. Grant Anderson Assistant Secretary	Attorney In Fact For the Persons Listed Below	January 11, 2010
John F. Donahue *	Trustee
J. Christopher Donahue *	President and Trustee (Principal Executive Officer)
Richard A. Novak*	Treasurer (Principal Financial Officer)
John T. Conroy, Jr.*	Trustee
Nicholas P. Constantakis*	Trustee
John F. Cunningham*	Trustee
Maureen Lally-Green*	Trustee
Peter E. Madden*	Trustee
Charles F. Mansfield, Jr.*	Trustee
R. James Nicholson*	Trustee
Thomas O’Neill*	Trustee
John S. Walsh*	Trustee
James F. Will*	Trustee
*By Power of Attorney